Benefit Plans and Stock-Based Compensation - Summary of Stock Option Plans (Detail) - $ / shares	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	874,162	666,162	441,162	664,585
Options outstanding and exercisable Weighted average exercise price	$ 1.13	$ 1.02	$ 1.15	$ 1.21
Mayors Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	627	627	926	3,836
Options outstanding and exercisable Weighted average remaining life (years)	4 years
Options outstanding and exercisable Weighted average exercise price	$ 1.05	$ 1.05	$ 1.05	$ 5.19
Mayors Stock Option Plan [Member] | Exercise Prices ($ 1.05) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Upper limit	$ 1.05
Number outstanding	627
Options outstanding and exercisable Weighted average remaining life (years)	3 years 1 month 6 days
Options outstanding and exercisable Weighted average exercise price	$ 1.05